Statements Of Operations (USD $)	3 Months Ended	12 Months Ended
	Dec. 31, 2009	Dec. 31, 2011	Dec. 31, 2010
Investment Income
Interest	$ 2,444	$ 125,182	$ 111,049
Total investment income	2,444	125,182	111,049
Expenses
Sponsor's fees	26,019	1,146,228	634,698
Brokerage commissions and fees	1,933	87,185	41,174
Total expenses	27,952	1,233,413	675,872
Net investment loss	(25,508)	(1,108,231)	(564,823)
Net realized gain (loss) on:
Short-term investments		13,430	199
Forward currency contracts	435	(3,234,749)	699,926
Futures contracts	(67,036)	(2,748,162)	3,045,389
Net change in unrealized appreciation/depreciation on:
Foreign currency translations	(6,245)	(207,584)	102,402
Forward currency contracts	51,933	1,152,214	(175,836)
Futures contracts	(125,582)	1,891,124	(1,917,712)
Net realized and unrealized gain (loss)	(146,495)	(3,133,727)	1,754,368
Net gain (loss)	$ (172,003)	$ (4,241,958)	$ 1,189,545
Net gain (loss) per Share	$ (0.74)	$ (1.78)	$ 0.88
Weighted-average Shares outstanding	232,184	2,388,493	1,346,575